Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 4,484,817	$ 2,942,645	$ 2,807,682
Depreciation and amortization	772,483	697,967	647,006
Deferred income taxes	516,431	(232,354)	(865,711)
Provision for loan losses	200,000	4,375,000	6,550,000
Gain on sale of loans	(1,296,875)	(492,747)	(866,562)
Net securities gains	(267,513)	(896,764)	(278,242)
Change in fair value of mortgage servicing rights	(15,931)	314,566	141,587
Loss on sale or write-down of other real estate owned	627,615	334,840	255,044
Increase in cash surrender value of life insurance	(425,596)	(456,584)	(492,687)
Net amortization of security premiums and discounts	958,776	679,290	382,312
Provision for deferred compensation	44,293	25,396	25,085
Loss on disposal or write-down of premises and equipment and other assets	2,920		1,550
Proceeds from sale of loans held-for-sale	69,737,183	26,963,182	36,038,510
Originations of loans held-for-sale	(68,884,954)	(26,638,777)	(35,486,987)
Decrease in other assets	907,909	1,765,560	1,846,312
Increase (decrease) in other liabilities	(81,127)	208,695	(361,507)
Net cash provided by operating activities	7,280,431	9,589,915	10,343,392
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of available-for-sale securities	12,067,541	18,370,945	9,399,659
Proceeds from maturities of available-for-sale securities, including paydowns on mortgage-backed securities	44,030,808	38,561,926	41,493,304
Purchases of available-for-sale securities	(82,290,917)	(65,522,891)	(53,683,058)
Proceeds from branch acquisition			22,260,144
Purchase of certificates of deposit	(747,000)	(1,743,000)
Net decrease in loans	31,051,443	38,855,755	20,017,232
Purchases of premises and equipment	(114,054)	(168,327)	(313,671)
Proceeds from sale of other real estate owned	1,058,535	1,854,389	2,733,862
Net cash provided by investing activities	5,056,355	30,208,797	41,907,472
CASH FLOWS FROM FINANCING ACTIVITIES
Net decrease in deposits	(9,286,451)	(8,056,061)	(7,335,473)
Repayments	(10,064,985)	(17,035,212)	(21,550,300)
Change in customer repurchase agreements	(158,758)	(5,961,659)	(578,454)
Proceeds from sale of treasury shares	10,657	12,659	17,511
Payments of deferred compensation	(40,101)	(75,101)	(30,303)
Cash dividends paid	(172,315)		(1,550,098)
Net cash used in financing activities	(19,711,953)	(31,115,374)	(31,027,117)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(7,375,167)	8,683,338	21,223,747
CASH AND CASH EQUIVALENTS
At beginning of year	57,286,974	48,603,636	27,379,889
At end of year	49,911,807	57,286,974	48,603,636
SUPPLEMENTAL CASH FLOW DISCLOSURES
Interest	4,780,422	7,436,939	9,563,566
Federal income taxes	1,230,000		1,075,000
Change in deferred income taxes on net unrealized gain or loss on available-for-sale securities	516,431	(232,354)	(865,711)
Transfer of loans to other real estate owned	420,650	498,000	2,343,000
Change in net unrealized gain or loss on available-for-sale securities	(150,503)	(2,708,102)	(832,026)
Unrealized Gain(Loss) on Available-for-Sale Securities (Member)
SUPPLEMENTAL CASH FLOW DISCLOSURES
Change in deferred income taxes on net unrealized gain or loss on available-for-sale securities	$ 51,171	$ 920,755	$ 282,889